Fees and Expenses - Rational Premium Income Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the sections of the Fund’s Prospectus entitled How to Buy Shares on page 44 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information (“SAI”) entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 63.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or the net asset value of shares at the time of redemption)	None	None(1)	1.00%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	1.75%	1.75%	1.75%
Distribution (12b-1) Fees	None	0.25%	1.00%
Other Expenses (including shareholder services fee of up to 0.25%)(3)	0.53%	0.53%	0.45%
Interest/Dividend Expense	0.01%	0.01%	0.01%
Remaining Other Expenses	0.52%	0.52%	0.44%
Acquired Fund Fees and Expenses(4)	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.32%	2.57%	3.24%
Fee Waivers and/or Expense Reimbursements(5)	(0.28)%	(0.28)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(5)	2.04%	2.29%	3.04%

(1)	In the case of investments of $1 million or more (where you do not pay an initial sales charge and the selling broker receives a commission), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within two years of purchase.

(2)	Maximum Deferred Sales Charge on Class C shares applies to shares sold within 12 months of purchase.

(3)	“Other Expenses” have been restated to reflect current fees.

(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(5)	The Fund’s investment adviser, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 1.99%, 2.24% and 2.99% of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold, as applicable) all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$ 207	$ 698	$ 1,215	$ 2,634
Class A Shares	$ 696	$1,211	$ 1,752	$ 3,222
Class C Shares – no redemption	$ 307	$ 979	$ 1,676	$ 3,526
Class C Shares – with redemption	$ 407	$ 979	$ 1,676	$ 3,526

Expense Example, No Redemption [Table]
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none